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                         DFA INVESTMENT DIMENSIONS GROUP INC.

                    SUPPLEMENT TO PROSPECTUS DATED MARCH 28, 1997


The prospectus of DFA Investment Dimensions Group Inc. (the "Fund") is revised as follows:

ALL PORTFOLIOS

    Effective August 1, 1997, the expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio on the basis of its relative net assets. Similarly, the expenses of The DFA Investment Trust Company (the "Trust") which are not allocable to a particular Series are to be borne by each Series on the basis of its relative net assets.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

    Effective August 1, 1997, Dimensional Fund Advisors Inc. (the "Advisor") has agreed to waive its fee under the administration agreement to the extent necessary to reduce the direct and indirect cumulative annual expenses of the Enhanced U.S. Large Company Portfolio to not more than 0.45% of average net assets of the Portfolio on an annualized basis; the Portfolio's direct and indirect cumulative annual expenses may exceed 0.45% of its average net assets on an annualized basis notwithstanding this fee waiver. This arrangement does not extend to the fees of the Enhanced U.S. Large Company Series of the Trust. The Advisor retains the right in its sole discretion to modify or eliminate this fee waiver in the future.

DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
DFA TWO-YEAR GOVERNMENT PORTFOLIO

    The Fund is not accepting purchase orders for shares of DFA Two-Year Corporate Fixed Income Portfolio and DFA Two-Year Government Portfolio.

PACIFIC RIM SMALL COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO

    Effective August 1, 1997, the Advisor pays DFA Australia Limited (formerly DFA Australia Ltd.) ("DFA Australia") $13,000 per year for the sub-advisory services DFA Australia provides to the Advisor with respect to the Pacific Rim Small Company Series and the Japanese Small Company Series.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
LARGE CAP INTERNATIONAL PORTFOLIO
RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
EMERGING MARKETS PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO

    Effective July 18, 1997, the Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA International Value Series, Emerging Markets Series and Emerging Markets Small Cap Series.

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U.S. SMALL CAP VALUE PORTFOLIO

    Effective August 1, 1997, the U.S. Small Cap Value Portfolio changed its name to U.S. 6-10 Value Portfolio and the U.S. Small Cap Value Series changed its name to U.S. 6-10 Value Series.

THE DATE OF THIS SUPPLEMENT IS AUGUST 1, 1997.

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                         DFA INVESTMENT DIMENSIONS GROUP INC.

                  SUPPLEMENT TO THE PROSPECTUS DATED MARCH 28, 1997


                   VA SMALL VALUE PORTFOLIO
                   VA LARGE VALUE PORTFOLIO
                   VA INTERNATIONAL VALUE PORTFOLIO
                   VA INTERNATIONAL SMALL PORTFOLIO
                   VA SHORT-TERM FIXED PORTFOLIO
                   VA GLOBAL BOND PORTFOLIO


The prospectus of DFA Investment Dimensions Group Inc. for the funds listed above is revised as follows:

ALL PORTFOLIOS

    Effective August 1, 1997, the expenses of DFA Investment Dimensions Group Inc. which are not allocable to a particular Portfolio are to be borne by each Portfolio on the basis of its relative net assets.

VA INTERNATIONAL SMALL PORTFOLIO

    Effective August 1, 1997, the Advisor pays DFA Australia Limited (formerly DFA Australia Ltd.) ("DFA Australia") $13,000 per year for the sub-advisory services it provides to Dimensional Fund Advisors Inc. (the "Advisor") with respect to the VA International Small Portfolio.

VA INTERNATIONAL VALUE PORTFOLIO

    Effective July 18, 1997, the Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia whereby DFAL and DFA Australia each provide certain trading and administrative services to the Advisor with respect to the VA International Value Portfolio.

THE DATE OF THIS SUPPLEMENT IS AUGUST 1, 1997.